Personnel expenses:	12 Months Ended
Dec. 31, 2022
Personnel expenses:
Personnel expenses:

10.    Personnel expenses:

The aggregate compensation to personnel of the Company for the years ended December 31, 2022 and 2021 is set out below:

	2022	2021

Short-term benefits	$15,441	$8,382
Stock-based compensation expense – DSU plan	551	1,777
Stock-based compensation expense – Stock option plan	10,420	6,353
	$26,412	$16,512